INCOME TAXES - Schedule of Income Tax Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income taxes [Abstract]
Current tax expense	€ 201,274	€ 189,492	€ 153,739
Deferred tax expense/(income)	8,718	(18,290)	(9,410)
Taxes relating to prior periods	(1,232)	(3,567)	(214)
Total income tax expense	€ 208,760	€ 167,635	€ 144,115